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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

September 15, 2009

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
     File No. 333-161643

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 under the Securities Act of 1933 for the registration of the above referenced modified single purchase payment individual deferred variable annuity contract to be issued by the Company.

     This Pre-Effective Amendment is being filed to include financial statements for the Registrant and the Company, required consents and exhibits, and to change the proposed effective date to November 23, 2009.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities